Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of goodwill

Balance as of December 31, 2021	$–
Acquisition of Nora Pharma (October 20, 2022)	18,326,719
Impairment	(18,326,719)
Balance as of December 31, 2022	–
Additions in 2023	–
Balance as of December 31, 2023	$–